Fair value measurement - Valuation techniques and significant unobservable inputs (Details) - Financial liabilities carried at fair value - Level 3	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Warrants | Black- Scholes model
Fair value measurement
Expected term	2 years 7 months 28 days	3 years 1 month 28 days
Risk free rate (as a percent)	2.26%	1.56%
Contingent dividend | Fair value - simulation model
Fair value measurement
Discounting period	0 years
Risk free rate (as a percent)	0.00%	2.81%
Contingent dividend | Fair value - simulation model | Minimum
Fair value measurement
Discounting period		1 year 1 month 17 days
Contingent dividend | Fair value - simulation model | Maximum
Fair value measurement
Discounting period		1 year 7 months 13 days